Supplement dated April 13, 2023 to the Statements of Additional Information, dated, February 1, 2023, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Growth Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the fifth item in the second paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Aptimum Formation Developpement to read as:

(5) Disclosure to Natixis Investment Managers, LLC, either (i) in its capacity as the seed capital investor of the Funds in order to satisfy certain reporting obligations to its parent company or (ii) for its own risk management purposes; in the first scenario that Natixis Investment Managers, LLC agrees to maintain its seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund; and

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” is revised and amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
NIM-os, LLC	All Funds	Full portfolio holdings	Daily	Hosting of portfolio accounting and trade order management systems; corporate actions; risk analysis

Supplement dated April 13, 2023 to the Statements of Additional Information, dated, February 1, 2023, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Effective immediately, the fifth item in the second paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Aptimum Formation Developpement to read as:

(5) Disclosure to Natixis Investment Managers, LLC, either (i) in its capacity as the seed capital investor of the Funds in order to satisfy certain reporting obligations to its parent company or (ii) for its own risk management purposes; in the first scenario that Natixis Investment Managers, LLC agrees to maintain its seed capital invested in the Funds for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund; and

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” is revised and amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
NIM-os, LLC	All Funds	Full portfolio holdings	Daily	Hosting of portfolio accounting and trade order management systems; corporate actions; risk analysis